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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                             [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                        San Francisco, California 94111

                        Form 13F File Number: 028-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                            ________________________
                           San Francisco, California
                                August 14, 2009


                                  Report Type:
                              13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       1

                    Form 13 F Information Table Entry Total:

                                       8

                    Form 13 F Information Table Value Total:

                              $52,436 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.


                                                      FORM 13F INFORMATION TABLE

Column                        Column 2         Column 3     Column 4  Column 5               Column 6  Column 7      Column 8
                                                                                                                 VOTING AUTHORITY
Name Of Issuer                Class            CUSIP        Value     Shares/     SH/  PUT/  INVESTMT  OTHER  SOLE     SHARED   NONE
                                                           (x $1,000) PRN Amt($)  PRN  CALL  DSCRETN   MGRS
------------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC                   NOTE 3.000 %10/1 29444UAG1    14,784    18,000,000  PRN        Other      1    18,000,000
GLOBAL CROSSING LTD           NOTE 5.000% 5/1  37932JAA1    15,599    17,500,000  PRN        Other      1    17,500,000
ISHARES TR                    DJ US REAL EST   464287739    811       25,000      SH         Other      1    25,000
SPDR SERIES TRUST             KBW REGN BK ETF  78464A698    1,824     100,000     SH         Other      1    100,000
SPDR SERIES TRUST             SPDR KBW INS ETF 78464A789    5,039     190,000     SH         Other      1    190,000
LEVEL 3 COMMUNICATIONS INC    NOTE 10.000% 5/0 52729NBE9    3,895     4,000,000   PRN        Other      1    4,000,000
PIONEER NAT RES CO            NOTE 2.875% 1/1  723787AH0    4,281     4,800,000   PRN        Other      1    4,800,000
TIME WARNER TELECOM INC       DBCV 2.375% 4/0  887319AC5    6,203     7,400,000   PRN        Other      1    7,400,000
